Document and Entity Information	Jul. 13, 2015
Prospectus:
Document Type	497
Document Period End Date	Jul. 13, 2015
Registrant Name	Bridge Builder Trust
Central Index Key	0001567101
Amendment Flag	false
Document Creation Date	Jul. 13, 2015
Document Effective Date	Jul. 13, 2015
Prospectus Date	Oct. 28, 2014
Bridge Builder Bond Fund | Bridge Builder Bond Fund
Prospectus:
Trading Symbol	BBTBX